Retirement Benefit Schemes - Schedule of Movements in Scheme Liabilities (Details) - Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
Present value beginning balance	£ 7,202	£ 7,312
Differences on exchange	(122)	(187)
Current service cost	38	37
Past service (credit)/cost and settlements	(221)	(66)
Interest on scheme liabilities	316	347
Contributions by scheme members	2	2
Benefits paid	(524)	(536)
Actuarial losses/(gains) arising from changes in demographic assumptions	(13)	(28)
Actuarial losses/(gains)arising from changes in financial assumptions	(245)	277
Experience losses/(gains)	6	44
Present value ending balance	6,439	7,202
Pension schemes
Changes in net defined benefit liability (asset) [abstract]
Present value beginning balance	6,647	6,697
Differences on exchange	(127)	(153)
Current service cost	37	36
Past service (credit)/cost and settlements	(221)	(67)
Interest on scheme liabilities	288	315
Contributions by scheme members	2	2
Benefits paid	(470)	(484)
Actuarial losses/(gains) arising from changes in demographic assumptions	(13)	(28)
Actuarial losses/(gains)arising from changes in financial assumptions	(239)	268
Experience losses/(gains)	14	61
Present value ending balance	5,918	6,647
Healthcare schemes
Changes in net defined benefit liability (asset) [abstract]
Present value beginning balance	555	615
Differences on exchange	5	(34)
Current service cost	1	1
Past service (credit)/cost and settlements	0	1
Interest on scheme liabilities	28	32
Contributions by scheme members	0	0
Benefits paid	(54)	(52)
Actuarial losses/(gains) arising from changes in demographic assumptions	0	0
Actuarial losses/(gains)arising from changes in financial assumptions	(6)	9
Experience losses/(gains)	(8)	(17)
Present value ending balance	£ 521	£ 555